UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31 ,2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 77.56%

Chemical-Diversification - 2.00%
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	52,684

Commerce-Banks Central US - 4.21%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	60,816
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	50,000
		110,816
Commerce-Banks Eastern US - 15.86%
50,000	American Express Centurion CD, 1.350%, 09/29/2014	50,269
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,461
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,264
50,000	Discover Bank CD, 1.450%, 03/01/2017	49,957
40,000	Discover Bank CD, 1.750%, 04/04/2017	39,711
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	51,024
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,127
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,458
		417,271
Commerce-Banks Southern US - 1.16%
30,000	Regions Financial Corp., 4.875%, 04/26/2013	30,525

Commercial Banks-Non US - 3.80%
50,000	Abbey National Treasury Service, 2.875%, 04/25/2014	49,779
50,000	BNP Paribas S.A., 2.125%, 12/21/2012	50,249
		100,028
Computer Equipment - 2.87%
75,000	Hewlett Packard Co., 1.550%, 05/30/2014	75,544

Diversified Banking Institution - 10.77%
100,000	Bank of America Corp., 4.500%, 04/01/2015	103,576
100,000	Citigroup, Inc., 5.000%, 09/15/2014	103,563
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	25,441
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,295
25,000	Morgan Stanley, 4.750%, 04/01/2014	25,409
		283,284
Electric Services - 1.91%
50,000	LG&E KU Energy LCC, 2.125%, 11/15/2015	50,206

Finance Investor Broker-Banker - 4.00%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	105,292

Medical-HMO - 4.07%
100,000	United Health Group, 4.750%, 02/10/2014	106,993

Motorcycles, Bicycles & Parts - 1.95%
50,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	51,316

Multi-Line Insurance - 6.90%
25,000	American International Group, 3.650%, 01/15/2014	25,463
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,982
100,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	104,207
		181,652
Oil Refining & Marketing - 1.21%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	31,764

Printing-Commercial - 1.17%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	30,750

Retail-Consumer Electronics - 1.15%
30,000	Best Buy Co., Inc., 3.750%, 03/15/2016	30,249

Sovereign Agency - 7.50%
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	41,802
50,000	Federal National Mortgage Association, 1.600%, 07/06/2015	50,143
100,000	Federal National Mortgage Association, 2.625%, 11/20/2014	105,468
		197,413
Steel-Producers - 1.90%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	49,959

Telephone-Integrated - 3.12%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	31,893
50,000	Telefonica S.A. 2.582%, 04/26/2013	50,210
		82,103
Tobacco - 1.99%
50,000	Philip Morris International, Inc., 4.875%, 05/16/2013	52,440

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $2,014,589) - 77.56%		2,040,289

EXCHANGE TRADED FUNDS - 11.28%

Government/Agency Bonds - 5.37%
1,200	iShares Lehman Tips Bond	141,180

Mortgage Backed Securities - 5.92%
3,000	Vanguard Mortgage-Backed Securities	155,610

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $280,378) - 11.28%		296,790

REAL ESTATE INVESTMENT TRUSTS - 3.86%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	101,481

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 3.86%		101,481

REVENUE BONDS - 3.82%
50,000	Puerto Rico Infrastructure Fing Auth Revnue 2.990%, 06/15/2013	50,375
50,000	Puerto Rico GovernmentDV Bank, 3.875%, 02/01/2017	50,200

TOTAL FOR REVENUE BONDS (Cost $100,374) - 3.82%		100,575

SHORT TERM INVESTMENTS - 3.18%
83,630	Federated Prime Obligation Fund-Institutional Shares 0.21% ** (Cost $83,630)	83,630

TOTAL INVESTMENTS (Cost $2,576,471) - 99.70%		$ 2,622,765

OTHER ASSETS LESS LIABILITIES - 0.30%		7,993

NET ASSETS - 100.00%		$ 2,630,758

** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,576,471 amounted to $46,293, which consisted of aggregate gross unrealized appreciation of $55,866 and aggregate gross unrealized depreciation of $9,573.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$296,790	$0	$0	$296,790
Convertible Bonds	$0	$2,040,289	$0	$2,040,289
REITS	$101,481	$0	$0	$101,481
Revenue Bonds	$100,575	$0	$0	100,575
Cash Equivalents	$83,630	$0	$0	$83,630
Total	$582,476	$2,040,289	$0	$2,622,765

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 80.78%

Commerce-Banks Cemtral US - 1.79%
25,000	GE Money Bank CD, 1.000%, 06/10/2013	$ 25,094

Commerce-Banks Eastern US - 10.78%
50,000	American Express Centurion CD, 1.150%, 12/23/2013	50,159
100,000	American Express Centurion CD, 1.550%, 12/22/2014	100,614
		150,773
Commerce-Banks Western US - 15.77%
38,000	Capmark Bank CD, 5.000%, 07/02/2013	40,023
50,000	GE Capital Financial CD, 1.300%, 06/16/2014	50,116
30,000	Morgan Stanley CD, 4.250%, 12/26/2013	31,690
100,000	Zions Bancorp, 2.000%, 05/30/2014	98,856
		220,685
Commercial Banks-Non US -3.56%
50,000	BBVA US SNR SA Uniper, 3.250%, 05/16/2014	49,849

Computer Equipment - 5.75%
30,000	Hewlett Packard Co., 1.250%, 09/13/2013	30,061
50,000	Hewlett Packard Co., 1.550%, 05/302014	50,363
		80,424
Diversified Banking Institution - 16.01%
50,000	Bank of America Corp., 5.125%, 11/15/2014	52,294
50,000	Citigroup, Inc., 5.000%, 09/15/2014	51,781
50,000	Morgan Stanley, 2.875%, 01/24/2014	49,891
50,000	Morgan Stanley, 4.750%, 04/01/2014	50,818
20,000	Royal Bank of Scotland, 2.150%, 05/15/2014	19,204
		223,988
Finance Investor Broker-Banker - 1.76%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	24,687

Food Miscellaneous/Diversified - 3.73%
50,000	Kraft Foods, Inc., 6.000%, 02/11/2013	52,237

Multi-Line Insurance - 3.72%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,982

Sovereign Agency - 10.73%
25,000	Federal Farm Credit Bank, 4.600%, 12/27/2012	25,807
20,000	Federal Farm Credit Bank, 5.050%, 11/25/2013	21,488
50,000	Federal Home Loan Bank, 1.050%, 10/06/2014	50,089
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	26,303
25,000	Federal National Mortgage Association, 4.220%, 09/26/2013	26,435
		150,122
Telephone-Integrated - 7.18%
100,000	Telefonica S.A., 2.582%, 04/26/2013	100,421

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,134,908) - 80.78%		$ 1,130,262

EXCHANGE TRADED FUNDS - 8.78%

Corporate/Preferred - 1.69%
300	Vanguard Short-Term Corporate Bond Index Fund	23,712

Government/Agency Bonds - 7.08%
1,175	iShares Lehman 1-3 Year Treasury Bond	99,076

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $122,428) - 8.78%		$ 122,788

REVENUE BOND - 7.20%
100,000	Puerto Rico Infrastructure Fing Auth Revenue, 2.990%, 06/15/2013	100,749

TOTAL FOR REVENUE BOND (Cost $100,498) - 7.20%		$ 100,749

SHORT TERM INVESTMENTS - 2.89%
40,422	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $40,422)	40,422

TOTAL INVESTMENTS (Cost $1,398,256) - 99.64%		1,394,221

OTHER ASSETS LESS LIABILITIES - 0.36%		4,990

NET ASSETS - 100.00%		$ 1,399,211

** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,398,256 amounted to $4,035, which consisted of aggregate gross unrealized appreciation of $8,177 and aggregate gross unrealized depreciation of $12,212.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$122,788	$0	$0	$122,788
Convertible Bonds	$0	$1,130,262	$0	$1,130,262
Revenue Bonds	$100,749	$0	$0	$100,749
Cash Equivalents	$40,422	$0	$0	$40,422
Total	$263,959	$1,130,262	$0	$1,394,221

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 15.76%

Air Courier Services - 0.58%
200	FedEx Corp.	$ 18,392

Aircraft - 0.70%
300	Boeing Co.	22,311

Beverages - 0.63%
300	Pepsico, Inc.	19,905

Canned, Frozen & Preserved Fruit, Veg & Food Specialties 0.68%
400	Heinz H J Co.	21,420

Computer & Office Equipment - 0.99%
150	International Business Machines Corp.	31,298

Computer Storage Devices - 0.75%
800	EMC Corp. *	23,904

Converted Paper & Paper Products (No Containers/Boxes) - 0.70%
300	Kimberly Clark Corp.	22,167

Crude Petroleum & Natural Gas - 0.49%
200	Anadarko Petroleum Corp.	15,668

Electric Services - 1.80%
300	First Energy Corp.	13,677
900	PPL Corp.	25,434
400	Southern Co.	17,972
		57,083
Electronic Connectors - 0.57%
300	Amphenol Corp. Class-A	17,931

Farm Machinery & Equipment - 0.30%
200	Agco Corp. *	9,442

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.55%
300	Beam, Inc.	17,571

Laboratory Analytical Instruments - 0.58%
200	Waters Corp. *	18,532

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 0.92%
200	V.F. Corp.	29,196

National Commercial Banks - 0.43%
400	Wells Fargo & Co.	13,656

Oil & Gas Field Machinery & Equipment - 0.50%
200	National Oilwell Varco, Inc.	15,894

Petroleum Refining - 0.79%
200	BP Prudhoe Bay Royalty Trust	25,020

Public Building & Related Furniture - 0.41%
400	Johnson Controls, Inc.	12,992

Railroads, Line-Haul Operating - 0.27%
400	CSX Corp.	8,608

Retail-Eating Places - 0.62%
200	McDonalds Corp.	19,620

Retail-Variety Stores - 0.86%
300	Costco Wholesale Corp.	27,240

Semiconductors & Related Devices - 0.59%
500	Microchip Technology, Inc.	18,600

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.42%
200	Procter & Gamble Co.	13,442

Wood Housing Furniture - 0.63%
400	Home Depot, Inc.	20,124

TOTAL FOR COMMON STOCK (Cost $407,438) - 15.76%		$ 500,016

EXCHANGE TRADED FUNDS - 20.58%

Growth: Large Cap - 8.00%
900	iShares S&P 500 Index	$ 127,089
900	SPDRs Trust Series 1	126,729
		253,818
Growth: Mid Cap - 6.94%
3,500	iShares Russell Midcap Growth Index Fund	220,045

Sector Fund: Energy - 0.37%
300	iShares S&P North American Natural Resources	11,826

Sector Fund: Health & Biotech - 2.55%
200	iShares Dow Jones US Healthcare Sector Index	15,640
600	iShares Dow Jones US Medical Devices Index	40,704
200	iShares Nasdaq Biotechnology	24,660
		81,004
Sector Fund: Real Estate - 0.79%
200	iShares Dow Jones US Real Estate	12,460
200	Vanguard REIT Index	12,730
		25,190
Sector Fund: Technology - 0.67%
300	iShares S&P Global Technology Sector Fund	21,237

Sector Fund: Undefined Equity - 1.25%
700	Consumer Staples Select Secor SPDR	23,856
300	Market Vectors-Agribusiness	15,849
		39,705

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $552,257) - 20.58%		$ 652,825

OPEN-END MUTUAL FUNDS - 62.78%

7,036	AF Fundamental Investors Fund Class F-1	$ 276,810
17,354	Brown Advisory Growth Equity Fund Institutional *	259,443
3,470	Calamos Growth Fund Class-A	187,800
12,024	Franklin Rising Dividends Fund Class-A	449,104
4,230	Heartland Select Value	125,634
4,397	Mairs & Power Growth Fund	357,908
17,800	Yacktman Funds	335,004

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,367,668) - 62.78%		$ 1,991,703

REAL ESTATE INVESTMENT TRUSTS - 0.60%

300	American Tower Corp. *	$ 18,906

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,745) - 0.60%		$ 18,906

SHORT TERM INVESTMENTS - 0.22%
6,830	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $6,830)	6,830

TOTAL INVESTMENTS (Cost $2,352,937) - 99.93%		3,170,280

OTHER ASSETS LESS LIABILITIES - 0.07%		2,374

NET ASSETS - 100.00%		$ 3,172,654

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,352,937 amounted to $817,336, which consisted of aggregate gross unrealized appreciation of $822,665 and aggregate gross unrealized depreciation of $5,329.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$500,016	$0	$0	$500,016
Exchange Traded Funds	$652,825.00	$0	$0	$652,825
REIT	$18,906.00	$0	$0	$18,906
Mutual Funds	$1,991,703	$0	$0	$1,991,703
Cash Equivalents	$6,830	$0	$0	$6,830
Total	$3,170,280	$0	$0	$3,170,280

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 5.89%

Footwear, (No Rubber) - 0.52%
400	Steve Madden Ltd. *	$ 17,100

Lumber & Wood Products (No Furniture) - 0.35%
300	Koppers Holdings, Inc.	11,568

Miscellaneous Food Preparation - 1.20%
8,000	Inventure Foods, Inc. *	39,680

Perfumes, Cosmetics & Other Tools - 0.28%
500	United Guardian, Inc.	9,175

Semiconductors & Related Devices - 0.64%
400	NVE Corp. *	21,200

Services-Computer Integrated Systems Design - 0.79%
600	Quality Systems, Inc.	26,238

Surgical & Medical Instruments - 0.74%
500	ICU Medical, Inc. *	24,580

Telephone Communications - 0.20%
3,000	Elephant Talk Communications Corp. *	6,750

Trucking (No Local) - 0.49%
500	Con-Way, Inc.	16,305

Wholesale-Hardware & Plumbing - 0.45%
200	Watsco, Inc.	14,808

Wholesale-Misc Durable Goods - 0.23%
200	Pool Corp.	7,484

TOTAL FOR COMMON STOCK (Cost $156,190) - 5.89%		$ 194,888

EXCHANGE TRADED FUNDS - 31.61%

Growth: Small Cap - 15.24%
800	iShares Russell 2000 Index Fund	$ 66,248
800	iShares Russell 2000 MicroCap Index	41,120
4,800	iShares S&P Smallcap 600 Growth	396,432
		503,800
Investment Management - 0.63%
2,500	WisdomTree Investment, Inc. *	20,925

Sector Fund: Environment Friendly - 0.80%
500	Market Vectors Environmental Service	26,380

Sector Fund: Utility - 0.55%
1,000	PowerShares Global Water Portfolio	18,100

Value: Mid Cap - 1.29%
700	WisdomTree Midcap Earnings Fund	42,798

Value: Small Cap - 13.10%
1,900	iShares Russell 2000 Value Index Fund	138,643
6,000	WisdomTree Smallcap Dividend Fund	294,540
		433,183

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $906,477) - 31.61%		$ 1,045,186

OPEN-END MUTUAL FUNDS - 59.34%

8,364	Columbia Acorn Fund Class-Z	$ 266,218
10,510	Franklin MicroCap Value Fund Class-A	320,987
5,909	Keeley Small Cap Value Fund Class-A *	153,287
15,158	Royce MicroCap Investment Fund	247,383
8,248	Satuit Capital MicroCap Fund Class-A *	278,867
13,178	The Aberdeen Small Cap Fund Class-A *	212,818
81,795	Wasatch Smallcap Value Fund *	314,094
12,262	William Blair Value Discovery Fund I	167,987

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,773,790) - 59.34%		$ 1,961,641

REAL ESTATE INVESTMENT TRUSTS - 1.04%
500	Eastgroup Properties, Inc.	25,110
1,000	Medical Properties Trust, Inc.	9,280

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $28,876) - 1.04%		$ 34,390

SHORT TERM INVESTMENTS - 2.05%
67,908	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $67,908)	67,908

TOTAL INVESTMENTS (Cost $2,933,241) - 99.94%		3,304,013

OTHER ASSETS LESS LIABILITIES - 0.06%		2,003

NET ASSETS - 100.00%		$ 3,306,016

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,933,241 amounted to $370,766, which consisted of aggregate gross unrealized appreciation of $486,645 and aggregate gross unrealized depreciation of $115,879.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$194,888	$0	$0	$194,888
Exchange Traded Funds	$1,045,186	$0	$0	$1,045,186
REITS	$34,390	$0	$0	$34,390
Mutual Funds	$1,961,641	$0	$0	$1,961,641
Cash Equivalents	$67,908	$0	$0	$67,908
Total	$3,304,013	$0	$0	$3,304,013

	Staar International Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 5.01%

Beverages - 1.08%
300	Diago Plc ADR	$ 28,950

Electronic & Other electrical - 0.38%
100	Siemens AG ADR	10,084

Electronic Computers - 0.73%
500	Nice System Ltd. ADR *	19,650

Meat Packing Plants - 0.37%
500	BRF Brasil Foods S.A. ADR	10,005

Services-Business Services, NEC - 1.20%
500	Accenture Plc. Class-A	32,250

Services-Equipment Rental & Leasing - 0.63%
500	Textainer Group Holding Ltd.	16,950

Switchgear & Switchboard Apparatus - 0.61%
800	ABB Ltd. ADR	16,328

TOTAL FOR COMMON STOCK (Cost $111,588) - 5.01%		$ 134,217

EXCHANGE TRADED FUNDS - 19.66%

3,000	Builders Emerging Markets 50 ADR Index	$ 126,660
1,100	iShares MSCI Australia Index Fund	25,861
300	iShares MSCI Brazil Index	19,398
1,200	iShares MSCI Emerging Markets Index Fund	51,534
900	iShares MSCI Indonesia Investable Market Index Fund	27,846
1,000	iShares MSCI Japan Index Fund	10,175
2,500	iShares MSCI Malaysia Index Fund	36,500
1,100	iShares MSCI Singapore Index Fund	14,179
500	iShares MSCI Taiwan Index	6,708
600	iShares S&P Latin American 40 Index Fund	28,578
800	WisdomTree Australia Dividend Fund	44,808
600	WisdomTree DIEFA High Yield Equity Fund	23,370
400	WisdomTree India Earnings Fund	7,712
2,000	WisdomTree International Dividend Top 100 Fund	83,620
400	WisdomTree International Small Cap Dividend Fund	19,820

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $491,938) - 19.66%		$ 526,769

OPEN-END MUTUAL FUNDS - 72.13%
8,903	American Europacific Growth Fund Class-F-1	$ 349,624
9,690	Calamos International Growth Class-A *	169,283
486	Eaton Vance Greater India Fund Class-A *	10,110
4,914	Harbor International Institutional Class	294,862
4,978	Putnam International Capital Opportunity Fund Class-A	159,753
18,166	Sextant International Fund	277,571
12,480	Franklin Templeton Developing Markets Trust Class-A	294,160
13,251	T. Rowe Price International Growth & Income Fund	170,804
14,774	The Aberdeen International Equity Fund Institutional Service Class	206,397

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,371,089) - 72.13%		$ 1,932,564

SHORT TERM INVESTMENTS - 3.17%
84,916	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $84,916)	84,916

TOTAL INVESTMENTS (Cost $2,059,531) - 99.96%		2,678,466

OTHER ASSETS LESS LIABILITIES - 0.04%		983

NET ASSETS - 100.00%		$ 2,679,450

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,059,531 amounted to $618,932, which consisted of aggregate gross unrealized appreciation of $632,436 and aggregate gross unrealized depreciation of $13,504.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$134,217	$0	$0	$134,217
Exchange Traded Funds	$526,769	$0	$0	$526,769
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,932,564	$0	$0	$1,932,564
Cash Equivalents	$84,916	$0	$0	$84,916
Total	$2,678,466	$0	$0	$2,678,466

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 14.22%

Air Courier Services - 0.63%
200	FedEx Corp.	$ 18,392

Beverages - 1.00%
300	Diago Plc ADR	28,950

Computer Storage Devices - 0.72%
700	EMC Corp. *	20,916

Converted Paper & Paper Products (No Containers/Boxes) - 0.38%
150	Kimberly Clark Corp.	11,083

Crude Petroleum & Natural Gas - 0.54%
200	Anadarko Petroleum Corp.	15,668

Electric Services - 1.34%
900	PPL Corp.	25,434
300	Southern Co.	13,479
		38,913
Laboratory Analytical Instruments - 0.64%
200	Waters Corp. *	18,532

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.50%
100	V.F. Corp.	14,598

Miscellaneous Food Preparation - 0.60%
3,500	Inventure Foods, Inc. *	17,360

Perfumes, Cosmetics & Other Toilet Preparations - 0.32%
500	United Guardian, Inc.	9,175

Petroleum Refining - 1.29%
300	Prudhoe Bay Royalty Trust	37,530

Pharmaceutical Preparations - 0.70%
600	Bristol Myers Squibb Co.	20,250

Railroads, Line-Haul Operating - 0.44%
600	CSX Corp.	12,912

Retail-Eating Places - 0.68%
200	McDonalds Corp.	19,620

Retail-Variety Stores - 0.94%
300	Costco Wholesale Corp.	27,240

Semiconductors & Related Devices - 0.55%
300	NVE Corp. *	15,900

Services-Business Services, NEC - 0.67%
300	Accenture Plc. Class-A	19,350

Services-Computer Integrated Systems Design - 0.90%
600	Quality Systems, Inc.	26,238

Services-Equipment Rental & Leasing, NEC - 0.70%
600	Textainer Group Holding Ltd.	20,340

Surgical & Medical Instruments - 0.68%
400	ICU Medical, Inc. *	19,664

TOTAL FOR COMMON STOCK (Cost $293,201) - 14.22%		$ 412,631

EXCHANGE TRADED FUNDS - 38.65%

1,300	Builders Emerging Markets 50 ADR Index Fund	$ 54,886
300	I-Shares DJ US Basic Materials Sector Fund	21,108
200	I-Shares DJ US Health Care Sector Index Fund	15,640
800	I-Shares DJ US Medical Devices Index Fund	54,272
1,200	I-Shares MSCI Australia Index Fund	28,212
300	I-Shares MSCI Brazil Index Fund	19,398
200	I-Shares MSCI Chile Investable Market Index Fund	13,660
500	I-Shares MSCI Emerging Markets Index Fund	21,472
900	I-Shares MSCI Malaysia Index Fund	13,140
600	I-Shares MSCI Singapore Index Fund	7,734
1,000	I-Shares MSCI Taiwan Index Fund	13,415
300	I-Shares NASDAQ Biotechnology Index Fund	36,990
500	I-Shares Russell 2000 Index Fund	41,405
300	I-Shares Russell Microcap Index Fund	15,420
4,400	I-Shares Russell Midcap Growth Index Fund	276,628
800	I-Shares S&P Index Fund	112,968
200	I-Shares S&P Global Consumer Staples Sector Index Fund	14,154
100	I-Shares S&P Global Energy Sector Index Fund	3,978
300	I-Shares S&P Global Healthcare Sector Index Fund	18,045
800	I-Shares S&P Global Infrastructure Fund	28,328
800	I-Shares S&P Global Technology Sector Fund	56,632
400	Market Vectors Environmental Service	21,104
700	Market Vectors-Agribusiness	36,981
800	Powershares Dynamic Leisure & Entertainment	17,512
800	Powershares Global Water Portfolio	14,480
300	SPDR S&P 500	42,243
600	SPDR S&P Emerging Asia Pacific	44,490
800	Vanguard REIT Index	50,920
1,000	Wisdomtree Investments, Inc. *	8,370
300	Wisdomtree Midcap Earnings Fund	18,342

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $966,421) - 38.65%		$ 1,121,927

OPEN-END MUTUAL FUNDS - 44.77%

1,843	American Smallcap World Fund Class-F-1	$ 70,867
1,420	Eaton Vance Greater India Fund Class-A	29,553
8,880	Franklin Mutual Discovery Fund Class-A	258,749
5,985	Franklin Natural Resources Fund Class-A	218,150
12,679	Live Oak Health Sciences Fund	184,353
7,515	Matthews Asian Growth & Income Fund	125,719
1,779	Permanent Portfolio Fund	86,706
2,480	Vanguard Energy Fund	152,698
1,245	Vanguard Health Care Fund	172,732

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $949,856) - 44.77%		$ 1,299,527

REAL ESTATE INVESTMENT TRUSTS - 1.06%
250	American Tower Corp.	$ 15,755
300	Eastgroup Properties, Inc.	15,066

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $27,551) - 1.06%		$ 30,821

SHORT TERM INVESTMENTS - 1.24%
36,085	Federated Prime Obligations Fund-Institutional Shares 0.21%** (Cost $36,085)	36,085

TOTAL INVESTMENTS (Cost $2,273,114) - 99.94%		$ 2,900,991

OTHER ASSETS LESS LIABILITIES - 0.06%		1,609

NET ASSETS - 100.00%		$ 2,902,600

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,273,114 amounted to $627,850, which consisted of aggregate gross unrealized appreciation of $648,067 and aggregate gross unrealized depreciation of $20,217.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$412,631	$0	$0	$412,631
Exchange Traded Funds	$1,121,927	$0	$0	$1,121,927
REITS	$30,821	$0	$0	$30,821
Mutual Funds	$1,299,527	$0	$0	$1,299,527
Cash Equivalents	$36,085	$0	$0	$36,085
Total	$2,900,991	$0	$0	$2,900,991

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 05/23/2012

The STAAR Investment Trust

(Registrant)

Date 05/23/2012